Income Taxes Summary - Net Operating Loss Carryforward (Details) $ in Millions	12 Months Ended
Dec. 30, 2016 USD ($)
Net operating loss carryforward
Net operating loss carryforward, term, minimum	3 years
Federal
Net operating loss carryforward
Net operating loss carryforward	$ 243.0
State
Net operating loss carryforward
Net operating loss carryforward	228.0
Foreign
Net operating loss carryforward
Net operating loss carryforward	$ 102.0